Reserves - Schedule Of Adjustments on Stockholder's Equity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Accumulated other comprehensive income	$ (0.6)	$ (0.7)
Retained earnings (deficit)	$ 0.0	$ (0.2)
Long-term care
Policyholder Account Balance [Line Items]
Accumulated other comprehensive income			$ (250.8)
Retained earnings (deficit)			$ (1.6)